Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of income taxes [Line Items]
Current taxes	$ 36,245	$ 37,579	$ 31,326
Deferred taxes	(9,044)	(5,140)	(1,252)
Income tax expense	27,201	32,439	30,074
Domestic [member]
Disclosure of income taxes [Line Items]
Current taxes	0
Deferred taxes	0
Foreign [member]
Disclosure of income taxes [Line Items]
Current taxes	36,245	37,579	31,326
Deferred taxes	$ (9,044)	$ (5,140)	$ (1,252)